Preferred Shares and Shareholders' Deficit - Schedule of Options Granted (Details) (10-K) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of options, options outstanding at beginning of the period	45,500	46,750	31,750
Number of options, options granted			15,000
Number of options, options expired and forfeited		(1,250)
Number of options, total options outstanding at end of the period		45,500	46,750
Number of options exercisable at the end of the period		33,000	29,125
Weighted average exercise price, options outstanding at beginning of the period	$ 33.46	$ 33.64	$ 30.63
Weighted average exercise price, options granted	$ 21.12		40.00
Weighted average exercise price, options expired and forfeited		40.00
Weighted average exercise price, total options outstanding at end of the period		33.46	33.64
Weighted average exercise price, options exercisable at the end of the period		$ 30.98	$ 29.79